Selected Quarterly Financial Data	12 Months Ended
Dec. 31, 2011
Selected Quarterly Financial Data
Selected Quarterly Financial Data

(26) Selected Quarterly Financial Data

        Selected quarterly information for the years ended December 31, 2011 and 2010 is as follows (in thousands, except per share amounts). Results of operations for properties sold or to be sold have been classified as discontinued operations for all periods presented:

	Three Months Ended During 2011
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$331,128	$488,126	$444,088	$461,456
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	72,882	219,214	158,086	54,272
Total discontinued operations	341	336	340	3,522
Net income	73,984	234,252	175,471	70,787
Net income applicable to HCP, Inc.	70,093	228,759	172,195	67,844
Dividends paid per common share	0.48	0.48	0.48	0.48
Basic earnings per common share	0.17	0.55	0.41	0.15
Diluted earnings per common share	0.17	0.55	0.41	0.15

	Three Months Ended During 2010
	March 31	June 30	September 30	December 31
	(in thousands, except per share data, unaudited)
Total revenues	$294,265	$301,315	$316,475	$340,820
Income before income taxes and equity income from and impairments of investments in unconsolidated joint ventures	81,883	85,452	93,446	127,016
Total discontinued operations	1,206	1,227	5,078	16,422
Net income	84,101	88,595	26,173	145,526
Net income applicable to HCP, Inc.	81,036	85,101	22,655	141,917
Dividends paid per common share	0.465	0.465	0.465	0.465
Basic earnings per common share	0.26	0.27	0.05	0.42
Diluted earnings per common share	0.25	0.27	0.05	0.42

        The above selected quarterly financial data includes the following significant transactions:

  •
  During the three months ended March 30, 2010, the Company recognized aggregate income of $11.9 million, which represents impairment recoveries of portions of previous impairment charges related to investments in three direct financing leases and a participation interest in a senior construction loan related to Erickson as a result of the bankruptcy court's approval of the settlement agreement and confirmation of Erickson's final plan of reorganization.

  •
  The three months ended September 30, 2010 include increases of $13.7 million in revenues, as a result of reflecting the facility-level results for one month from 27 facilities leased to four VIE tenants operated by Sunrise that were consolidated as a result of the termination rights the Company acquired from the settlement agreement.

  •
  During the three months ended September 30, 2010, the Company recognized impairments of $71.7 million related to its 35% interest in HCP Ventures II. The impairment resulted from the recent and projected deterioration of the operating performance of the properties leased by Horizon Bay from HCP Ventures II.

  •
  The three months ended December 31, 2010 include increases of $15.7 million in revenues, as a result of reflecting the facility-level results for one month from 27 facilities leased to four VIE tenants operated by Sunrise that were consolidated as a result of the termination rights the Company acquired from the settlement agreement.

  •
  On January 14, 2011, the Company acquired its partner's 65% interest in HCP Ventures II, a joint venture that owned 25 senior housing facilities, becoming the sole owner of the portfolio. The impact of the Company's consolidation of HCP Ventures II is included in the results beginning in the quarter ended March 31, 2011.

  •
  On April 7, 2011, the Company completed its acquisition of substantially all of the real estate assets of HCR ManorCare. The impact of the HCR ManorCare Acquisition is included in the results beginning in the quarter ended June 30, 2011.

  •
  On September 1, 2011, the Company completed a strategic venture with Brookdale that includes the operation of 37 HCP-owned senior living communities previously leased to or operated by Horizon Bay. The impact of reflecting the facility-level results for the 21 RIDEA facilities operated by Brookdale is included in the results beginning in the quarter ended September 30, 2011.

  •
  On November 9, 2011, the Company entered into an agreement with Ventas to settle all remaining claims relating to Ventas's litigation against HCP arising out of Ventas's 2007 acquisition of Sunrise Senior Living REIT. The Company paid $125 million to Ventas and incurred a charge during the quarter ended December 31, 2011 for such amount.